Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
At cost:
Freehold property	558,000	558,000	136,698
Office equipment	25,622	28,372	6,951
Motor vehicle	220,000	220,000	53,895
Renovation	25,054	25,054	6,138
Office furniture and fittings	537	537	132
Total	829,213	831,963	203,813
Accumulated depreciation	(109,856)	(140,043)	(34,307)
Property and equipment, net	719,357	691,920	169,505

Depreciation expenses for the six months ended June 30, 2025 and 2026 were MYR30,130 and MYR30,187 (US$7,395), respectively.

Freehold property is pledged with a bank to secure bank loan (Note 11).